Partners Capital (Details Textual) (USD $)	3 Months Ended		6 Months Ended				0 Months Ended		3 Months Ended			0 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 15, 2013	Dec. 31, 2012	Apr. 15, 2013 Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Series A [Member]	Apr. 15, 2013 Series A [Member] Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member]	Jun. 30, 2013 Debt Instrument, Fourth Amendment [Member]	Apr. 15, 2013 Revolving Credit Facility [Member] Debt Instrument, Fourth Amendment [Member] Series A [Member] Repayment of Debt [Member]	Apr. 15, 2013 Cash Distribution [Member] Series A [Member]	Jan. 25, 2013 Partnership Interest [Member] Series A [Member]	Jun. 30, 2013 Payable Current Quarter [Member] Cash Distribution [Member] Series A [Member]	Jun. 30, 2013 Payable Next Fiscal Quarter [Member] Cash Distribution [Member] Series A [Member]
Partners Capital (Textual) [Abstract]
General partner interest			2.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			98.00%
Partnership cancellation of subordinated units (percent)							90.00%		90.00%		20.00%
Contributed capital										$ 15,000,000
Preferred units issued										5,142,857
Transaction expenses										2,500,000
Payments on long-term debt			56,546,000	25,350,000								12,500,000
Dividend distribution													$ 0.25
Distribution announced														$ 0.50
Fair value per unit								$ 17.50
Series A convertible preferred units	91,073,000		91,073,000		90,000,000	0
Total identifiable net assets					61,929,000
Fair value of Series A Units in excess of net assets received	(15,612,000)	0	(15,612,000)	0				(15,600,000)
Dilutive effect of unit based awards	172,552			172,552
Distributions			7,800,000	8,000,000
Dividends payable															$ 1,100,000	$ 1,100,000